Related Party Transactions and Balances (Details) - Schedule of Amount Due to Related Parties	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
BAO [Member]
Schedule of Amount Due to Related Parties [Line Items]
Relationship	Mr. Lee is a sole director and shareholder
Nature of transactions	BAO provides management services (human resources and consultation) to the Company. BAO is also reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.
Amount due to related parties	$ 2,422	$ 310	$ 18,623
Mr. Lee [Member]
Schedule of Amount Due to Related Parties [Line Items]
Nature of transactions	Mr. Lee from time to time, provides advances to the Company for working capital purposes.
Amount due to related parties	$ 39,591	$ 5,070	$ 32,451